Consolidated statements of profit or loss and other comprehensive income - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenue from continuing operations		$ 15,183,000
Other income	$ 25,000	2,000	$ 995,000
Finance income — bank interest	2,000	42,000	66,000
Expenses
Research and development expense	(20,252,000)	(14,541,000)	(9,494,000)
General and administrative expense	(4,512,000)	(7,022,000)	(3,690,000)
Fair value losses on financial assets at fair value through profit or loss	0	0	(168,000)
Loss on revaluation of contingent consideration	(152,000)	(2,570,000)	(474,000)
Commercialisation	(127,000)	0	0
Loss before income tax expense from continuing operations	(25,016,000)	(8,906,000)	(12,765,000)
Income tax benefit	368,000	484,000	298,000
Loss after income tax expense for the year	(24,647,815)	(8,421,960)	(12,467,000)
Items that may be reclassified subsequently to profit or loss
Net exchange difference on translation of financial statements of foreign controlled entities, net of tax	35,000	2,000	(4,000)
Other comprehensive income for the year, net of tax	35,000	2,000	(4,000)
Total comprehensive income for the year	(24,613,000)	(8,420,000)	(12,471,000)
Loss for the year is attributable to:
Owners of Kazia Therapeutics Limited	(24,648,000)	(8,422,000)	(12,467,000)
Loss after income tax expense for the year	(24,647,815)	(8,421,960)	(12,467,000)
Total comprehensive income for the year is attributable to:
Owners of Kazia Therapeutics Limited	(24,613,000)	(8,420,000)	(12,471,000)
Total comprehensive income for the year	$ (24,613,000)	$ (8,420,000)	$ (12,471,000)
Earnings per share for loss from continuing operations attributable to the owners of Kazia Therapeutics Limited
Basic earnings per share	$ (0.1861)	$ (0.0716)	$ (0.1707)
Diluted earnings per share	(0.1861)	(0.0716)	(0.1707)
Earnings per share for loss attributable to the owners of Kazia Therapeutics Limited
Basic earnings per share	(0.1861)	(0.0716)	(0.1707)
Diluted earnings per share	$ (0.1861)	$ (0.0716)	$ (0.1707)